Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	640,000,000	640,000,000
Common stock, shares issued	332,662,160	332,662,160
Common stock in treasury, shares	140,770,158	138,663,113